LEASES AND SIMILAR ARRANGEMENTS - FINANCE LEASES (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Property, plant and equipment [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	$ 5,798,000	$ 8,466,000
Plant and machinery [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	983,000	1,847,000
Fixtures and fittings [member] | Other intangible assets [member]
Disclosure of recognised finance lease as assets by lessee [line items]
Recognised finance lease as assets	$ 4,815,000	$ 6,619,000